Summary of Significant Accounting Policies: New Accounting Pronouncements, Policy (Policies)	Dec. 31, 2022
Policies
New Accounting Pronouncements, Policy

Recent Accounting Pronouncements

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosures.